Equity Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 48,226
Balance, end of year	$ 48,727	$ 48,226
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,865	1,943
Repurchased for cancellation	(63)	(79)
Issued on exercise of stock options and deferred share units	4	1
Balance, end of year	1,806	1,865
Balance, beginning of year	$ 22,178	$ 23,093
Repurchased for cancellation	(745)	(938)
Issued on exercise of stock options and deferred share units	94	23
Balance, end of year	$ 21,527	$ 22,178